Related Party Transactions (Details) - USD ($)		1 Months Ended	9 Months Ended
	Dec. 31, 2007	Dec. 31, 2008	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions (Textuals)
Related party transaction rate				4.00%
Cash flow note balance			$ 60,000
Cash flow note assumed			50,000
Related party payment			$ 10,000
LightTouch Vein & Laser, Inc. [Member]
Related Party Transactions (Textuals)
Related party transaction rate	18.00%	18.00%
Related party transaction total				$ 148,739	$ 115,564
Related party accrued interest				$ 52,016	$ 38,779